Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Registrant Name	WESCO International, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14989
Entity Tax Identification Number	25-1723342
Entity Address, Address Line One	225 West Station Square DriveSuite 700
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	454-2200
Entity Emerging Growth Company	false
Central Index Key	0000929008
Amendment Flag	false
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	WCC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false